Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Cash equivalents	$ 0	$ 0
Warrants outstanding	400	1,995
Convertible Notes Payable [Member]
Product Information [Line Items]
Antidilutive securities shares	9,153,859	5,222
Stock Options Granted To Employees [Member]
Product Information [Line Items]
Antidilutive securities shares	11,019	10,193
Stock Options Granted To Board Members Or Consultants [Member]
Product Information [Line Items]
Antidilutive securities shares	0	2,389
Stock options		5,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	23.40%	75.76%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk, percentage	0.00%	60.00%
Silver Fuels Processing LLC [Member]
Product Information [Line Items]
Revenue from related parties	$ 20,225,406	$ 31,199,089
Minimum [Member]
Product Information [Line Items]
Amortized useful lives	7 years
Maximum [Member]
Product Information [Line Items]
Amortized useful lives	20 years